Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	161,140	153,192
Property, plant and equipment, gross	270,907	260,279
Property, plant and equipment - net	109,767	107,087
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,689	1,689
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,939	28,054
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years 0 months 0 days	45 years 0 months 0 days
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86,185	83,824
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	80,338	78,431
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years 0 months 0 days	50 years 0 months 0 days
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,387	53,104
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years 0 months 0 days	5 years 0 months 0 days
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years 0 months 0 days	20 years 0 months 0 days
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,957	10,041
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years 0 months 0 days	5 years 0 months 0 days
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,412	5,136
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days